Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - XCEL NMC SRP - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 216,089,172	$ 194,613,969
EBP, Investment, Plan Interest in Master Trust, Fair Value	221,252,612	199,793,509
EBP, Investment, Fair Value	221,252,612	199,793,509
EBP, Employer Contribution, Receivable	1,219,967	1,285,653
EBP, Participant Contribution, Receivable	0	59,243
EBP, Note Receivable from Participant	762,738	757,017
EBP, Receivable	1,982,705	2,101,913
EBP, Net Asset Available for Benefit	223,235,317	201,895,422
Xcel Energy Stock Fund
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	$ 5,163,440	$ 5,179,540